Share-Based Payment - Summary Of Share Based Payment (Detail)	12 Months Ended
Dec. 31, 2021 € / shares
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Ending balance	7,085,073
Ending balance	€ 80.30
Restricted Stock Units [Member]
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Beginning balance	0
Granted	148,148
Ending balance	148,148
Vested at the reporting date	0
Beginning balance	€ 0
Granted	123.46
Ending balance	123.46
Vested at the reporting date	€ 0